Provision for risks	12 Months Ended
Dec. 31, 2023
Provision For Risks
Provision for risks

21.	Provision for risks

Provisions are recognized when the Group has a present obligation (legal or constructive) as a result of a past event, it is probable that an outflow of resources will be required to settle the obligation, and the obligation can be reliably estimated. The expense related to the provision is recognized in Statements of Income for the year, net of any reimbursement. In case of attorney’s fees in favorable court decisions, the Group’s policy is to record a provision when fees are incurred, i.e., upon final judgment on lawsuits, as well as disclose in notes the estimated amounts involved in lawsuits in progress.

In order to assess the likelihood of loss the Group considers available evidence, the hierarchy of laws, prior court decisions in similar cases and their legal significance, as well as the legal counsel’s opinion.

The provision for risks is estimated by the Group’s management, supported by its legal counsel, for an amount considered sufficient to cover probable losses.

	Tax	Social security and labor	Civil and Regulatory	Total

Balance at December 31, 2022	1,761	668	200	2,629
Additions	98	659	98	855
Payments	(93)	(67)	(62)	(222)
Reversals	(370)	(539)	(33)	(942)
Transfers(*)	(403)	-	-	(403)
Monetary adjustment	114	84	33	231
Exchange rate changes	7	1	2	10
Deconsolidation Éxito	(6)	(2)	1	(7)
Balance at December 31, 2023	1,108	804	239	2,151

(*)	R$ 127 refers to the inclusion of deferred income tax and social contribution debts in the Amnesty Program and R$ 223 refers to uncertain tax position over income tax and social contribution, both reclassified to Tax Provision of Income and Social Contribution (Note 20.1) and R$54 refers to reclassification of IPI debts to Taxes Installments (Note 19.1) included in the Amnesty.

	Tax	Social security and labor	Civil and Regulatory	Total

Balance at December 31, 2021	845	361	236	1,442
Additions	1,030	580	92	1,702
Payments	(61)	(188)	(119)	(368)
Reversals	(40)	(119)	(20)	(179)
Monetary adjustment	58	49	38	145
Exchange rate changes	(15)	(3)	(6)	(24)
Liabilities related to assets held for sale or distribution	(56)	(12)	(21)	(89)
Balance at December 31, 2022	1,761	668	200	2,629

21.1	Tax

As per prevailing legislation, tax claims are subject to monetary restatement, which refers to an adjustment to the provision for tax claims according to rates used by each tax jurisdiction. In all cases, both the interest charges and penalties, when applicable, were computed and fully provisioned.

The main recorded tax claims are as follows:

ICMS

There are cases assessed by São Paulo State tax authorities related to the refund of ICMS over tax substitution without proper compliance with accessory tax obligations introduced by CAT Administrative Rule 17. Considering recent court decisions the Group accrued R$354 (R$329 in December 2022) representing the estimation of probable loss evaluated by management based on documentation evidence aspect of the claims In addition to this matter, the Company has received assessments related to the disallowance of electric energy credits. After the judgment of the Federal Supreme Court, which dismissed the lawsuit related to the matter, under the allegation that it is a matter of infra-constitutional law, the Company evaluated and concluded for a provision of R$297( R$285 in December 31, 2022) of the lawsuits because it understands that the chances were reduced. Refer to subsequent developments of São Paulo State VAT on note 35.5.

Supplementary Law 110/2001

The Group claims in court the eligibility to not pay to the Government Severance Indemnity Fund for Employees (FGTS) costs. The accrued amount as of December 31, 2023 is R$36 (R$51 in December 31, 2022).

Other tax claim

According to the assessment of its external legal counsel, the Company recorded a provision related to: (i) challenge on the non-application of the Accident Prevention Factor - FAP; (ii) undue credit (iii) no social charges on benefits granted to its employees, due to an unfavorable decision in the Court; (iv) IPI requirement on the resale of imported products; (v) discussions related to IPTU (municipal tax) (vi) other minor claims. The amount accrued for these claims as of December 31, 2023 was R$421 (R$380 as of December 31, 2022).

Indemnification with Sendas

The Company is responsible for the legal proceedings of Sendas prior to Assai's activity. At December 31, 2023, the accrued amount of tax lawsuits is R$42, of which R$3 is tax, R$19 labor and R$20 civil (R$24, of which R$3 is tax, R$12 labor and R$9 civil at December 31, 2022).

21.2 Labor and social security taxes

The Group is part in various labor lawsuits mainly due to termination of employees in the ordinary course of business. At December 31, 2023, the Group recorded a provision of R$804 (R$668 as of December 31, 2022). Management, with the assistance of its external and internal legal counsel, assessed these claims and recorded a provision for losses when the related amounts can be reasonably estimated, based on past experiences in relation to the amounts claimed.

21.3 Civil and others

The Group is part in civil lawsuits at several court levels, related to indemnities and collections, among others. Management records a provision for amounts it considers sufficient to cover unfavorable court decisions, when its internal and external legal counsels assess that a negative outcome is probable.

Among these lawsuits, we highlight the following:

•	The Group is part in various lawsuits requesting the renewal of rental agreements and the review of the current rent paid. The Group recognizes a provision for the difference between the amount originally paid by the stores and the amounts claimed by the owner of the property, when its internal and external legal counsels assessed that it is probable that such difference will be actually paid by the Group. As of December 31, 2023, the amount accrued for these lawsuits is R$32 (R$46 as of December 31, 2022), for which there are no corresponding restricted deposits.
•	The Group is part of claims related to penalties applied by regulatory agencies, from the Federal, State and Municipal Administrations, among which includes Consumer Protection Agencies (Procon), National Institute of Metrology, Standardization and Industrial Quality (INMETRO) and Municipalities and some lawsuits involving contract terminations with suppliers. Management, with the assistance of its legal counsels, assessed these claims, and recorded a provision. On December 31, 2023 the amount accrued for this provision is R$116 (R$83 on December 31, 2022).

Total civil lawsuits and other claims as of December 31, 2023 amount to an accrual of R$239 (R$200 as of December 31, 2022).

21.4	Possible contingent liabilities

The Group is part of other litigations for which likelihood of loss has been assessed by Management with the support of legal advisors as possible, therefore, the Group has not recorded a provision. Possible losses amounted to R$13,726 as of December 31, 2023 (R$11,864 on December 31, 2022), and are mainly related to:

•	INSS (Social Security Contribution) –The Group was assessed for non-levy of payroll charges on benefits granted to its employees, among other matters, totaling R$699, as December 31, 2023 (R$616 as of December 31, 2022). The claims are under administrative and court discussions. The Company has been following the development of these issues, and together with its legal advisors, has concluded that the elements until now do not require to record a provision for losses.
•	Withholding income tax - IRRF, tax on financial transactions - IOF, withholding income tax on net income – Group has several assessment notices regarding offsetting proceedings, rules on the deductibility of provisions, payment divergences and overpayments; fine for failure to comply with accessory obligations, among other less significant taxes. The amount involved is R$261 as of December 31, 2023 (R$235 as of December 31, 2022).
•	COFINS, PIS and IPI – the Group has been challenged about offsets of IPI credits acquired from third parties with a final and an-appeal over the decision, fine for failure to comply with accessory obligations, taxation of discounts received from suppliers, disallowance of COFINS and PIS credits, among other minor claims. These lawsuits await decision at the administrative and court levels. The amount involved in these assessments is R$5,921 as December 31, 2023 (R$4,625 as of December 31, 2022).
•	ICMS – The Group received tax assessment notices by the State tax authorities in relation to: (i) utilization of energy bills credits; (ii) purchases from suppliers considered not qualified in the State Finance Department registry; (iii) purchases of merchandise for resale (own ICMS); (iv) resulting from financed sales; and (v) among other matters. The total amount of these assessments is R$6,367, as of December 31, 2023 (R$5,901 as of December 31, 2022), which await a decision at the administrative and court levels. Refer to subsequent developments of São Paulo State VAT on note 35.5.
•	Municipal service tax - ISS, Municipal Real Estate Tax (“IPTU”), rates and others – these refer to assessments on withholdings of third parties, IPTU payment divergences, penalties for failure to comply with accessory obligations, ISS and sundry taxes, in the amount of R$128 as December 31, 2023 (R$131 as of December 31, 2022), which await decision at the administrative and court levels.
•	Other litigations – these refer to administrative proceedings and lawsuits in which the Group claims the renewal of rental agreements and setting of rents according to market values in the civil court, special civil court, Consumer Protection Agency - PROCON (in many States), Institute of Weights and Measure - IPEM, National Institute of Metrology, Standardization and Industrial Quality - INMETRO and National Health Surveillance Agency - ANVISA, among others, totaling R$350 as December 31, 2023 (R$356 as of December 31, 2022).

The Group is responsible for the legal processes of GCB, related to former-subsidiary Globex, prior to the association with Casas Bahia in 2010. As of December 31, 2023, the amount involved in tax proceedings is R$341 (R$419 as of December 31, 2022).

The Company is responsible for the legal proceedings of Sendas prior to the Assai activity. At December 31, 2023, the amount involved is R$1,494, of which tax R$1,398 and civil and others R$96 (R$1,352 of which R$1,309 in tax and R$43 in civil at December 31, 2022).

The Group engages external legal counsels to represent it in the tax assessments, whose fees are contingent on the outcome of the lawsuits. This percentage may vary according to qualitative and quantitative factors of each claim, and as of December 31, 2023 the estimated amount, in case of success in all lawsuits, is approximately R$165 (R$142 as of December 31, 2022).

21.5	Restricted deposits for legal proceedings

The Group is part of legal proceedings related to certain taxes, contributions and labor-related obligations and has made restricted deposits in the corresponding amounts, as well as escrow deposits related to the provision for those legal proceedings.

The Group has recorded restricted deposits as follows.

	2023	2022

Tax	122	210
Labor	341	483
Civil and other	54	66
Total	517	759

21.6	Guarantees

Lawsuits	Property and equipment		Letter of Guarantee		Total
	2023	2022	2023	2022	2023	2022

Tax	509	572	10,645	9,685	11,154	10,257
Labor	-	-	1,207	1,000	1,207	1,000
Civil and other	9	9	449	414	458	423
Total	518	581	12,301	11,099	12,819	11,680

The guarantees are contracted with financial institutions and the related cost is approximately 0.49% per year of the amount of the lawsuits and is recorded as financial expense.

21.7	Casas Bahia Group (ex-Via)

The Company ceased to exercise corporate control over Casas Bahia Group (“GCB”) in June 2019. In the 2nd quarter of 2021, GCB took certain measures and fully replaced the guarantees that had been provided to third parties by GPA in favor of GCB, with no further obligations remaining of GPA on this matter. The Operating Agreement previously signed expired in October 2021 and is therefore terminated. GCB still uses the Extra brand for the sale of products under the Extra Brand Usage License Agreement, which allows GCB to carry out e-commerce activities through the Extra.com domain. With the termination of the Operating Agreement, GPA can also operate e-commerce of electronics on any platforms.

GPA, together with Sendas, GCB and Itaú Unibanco are partners in Financeira Itaú CBD S.A. Crédito, Financiamento e Investimento (“FIC”).

CBD is the holder of a claim against GCB arising from a final and unappealable tax proceeding, the amounts involved were calculated by a specialized company engaged by the parties involved, as well as being responsible, on the other hand, for any supervenience liabilities incurred up to a certain date, if final and unappealable, on behalf of the former Globex.